American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Aggressive
October 31, 2025

One Choice Portfolio: Aggressive - Schedule of Investments
OCTOBER 31, 2025 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 54.5%
Focused Dynamic Growth Fund Investor Class(2)	540,987	46,124,581
Focused Large Cap Value Fund Investor Class	9,186,001	101,597,169
Growth Fund Investor Class	956,688	65,647,946
Heritage Fund Investor Class	2,410,813	63,549,037
Large Cap Equity Fund Investor Class	2,030,258	119,785,250
Mid Cap Value Fund Investor Class	3,910,736	63,823,210
Small Cap Growth Fund Investor Class	741,766	17,357,336
Small Cap Value Fund Investor Class	1,601,124	15,338,770
		493,223,299
International Equity Funds — 24.4%
Emerging Markets Fund Investor Class	3,037,071	45,009,387
Global Real Estate Fund Investor Class	1,981,577	27,207,046
International Growth Fund Investor Class	4,246,228	60,253,973
International Small-Mid Cap Fund Investor Class	2,095,164	24,513,420
International Value Fund Investor Class	3,014,605	33,251,095
Non-U.S. Intrinsic Value Fund Investor Class	2,908,103	31,145,786
		221,380,707
Domestic Fixed Income Funds — 16.4%
Core Plus Fund Investor Class	7,958,000	74,168,562
High Income Fund Investor Class	3,189,990	28,008,112
Inflation-Adjusted Bond Fund Investor Class	2,568,324	27,866,317
Short Duration Fund Investor Class	948,338	9,360,094
Short Duration Inflation Protection Bond Fund Investor Class	883,019	9,412,987
		148,816,072
International Fixed Income Funds — 4.7%
Emerging Markets Debt Fund Investor Class	1,598,110	15,134,098
Global Bond Fund Investor Class	3,114,363	27,562,112
		42,696,210
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $611,169,870)		906,116,288
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$906,116,288

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2025 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	$40,752	—	$62	$5,435	$46,125	541	$109	—
Focused Large Cap Value Fund	97,515	$1,805	118	2,395	101,597	9,186	29	$437
Growth Fund	59,026	688	102	6,036	65,648	957	220	—
Heritage Fund	64,004	—	201	(254)	63,549	2,411	12	—
Large Cap Equity	112,375	196	464	7,678	119,785	2,030	48	—
Mid Cap Value Fund	62,770	239	—	814	63,823	3,911	—	239
Small Cap Growth Fund	16,267	—	—	1,090	17,357	742	—	—
Small Cap Value Fund	15,701	39	—	(401)	15,339	1,601	—	39
Emerging Markets Fund	50,255	—	9,443	4,197	45,009	3,037	2,976	—
Global Real Estate Fund	26,038	—	—	1,169	27,207	1,982	—	—
International Growth Fund	60,710	560	3,358	2,342	60,254	4,246	580	—
International Small-Mid Cap Fund	23,799	—	925	1,640	24,514	2,095	(63)	—
International Value Fund	31,292	—	—	1,959	33,251	3,015	—	—
Non-U.S. Intrinsic Value Fund	32,216	—	2,503	1,433	31,146	2,908	151	—
Core Plus Fund	72,053	854	—	1,262	74,169	7,958	—	854
High Income Fund	27,364	456	—	188	28,008	3,190	—	456
Inflation-Adjusted Bond Fund	27,224	—	—	642	27,866	2,568	—	—
Short Duration Fund	9,217	106	—	37	9,360	948	—	106
Short Duration Inflation Protection Bond Fund	9,298	—	—	115	9,413	883	—	—
Emerging Markets Debt Fund	14,300	329	—	505	15,134	1,598	—	329
Global Bond Fund	26,971	342	—	249	27,562	3,114	—	342
	$879,147	$5,614	$17,176	$38,531	$906,116	58,921	$4,062	$2,802
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.